INCOME TAX CREDIT (Schedule of Overseas Tax Jurisdictions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective tax rate
Loss before taxation - continuing operations	$ (6,633)	$ (29,997)	$ (23,183)
As a percentage of loss before tax:
Current tax %	(6.83%)	(0.55%)	(0.51%)
Total (current and deferred) %	(9.35%)	(3.36%)	(2.26%)